SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-based compensation	$ 1,142	$ 818
Total general and administrative	5,981	4,115
Total research and development	5,423	5,993
General and administrative
Employee and director compensation	1,253	1,173
Stock-based compensation	674	501
Professional fees	2,846	1,133
Other general and administrative	1,208	1,308
Total general and administrative	5,981	4,115
Research and development
Employee and director compensation	1,278	1,166
Stock-based compensation	467	317
Professional fees	3,666	5,169
Research and development tax credits	(704)	(1,349)
Other research and development	716	690
Total research and development	$ 5,423	$ 5,993